STOCK OPTIONS (Details - Stock options granted) - USD ($)	3 Months Ended						12 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2025	Oct. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares at beginning balance	339,673	350,194	350,194	284,461	284,461	284,461	284,461
Weighted average exercise price at beginning balance	$ 2.20	$ 2.15	$ 2.15	$ 0.45	$ 0.45	$ 0.45	$ 0.45
Weighted average remaining contractual term	5 years 11 months 23 days	6 years 2 months 23 days	6 years 5 months 23 days	6 years 3 months 7 days	6 years 6 months 7 days	6 years 9 months 7 days	6 years 8 months 23 days	7 years 7 days
Aggregate intrinsic value at beginning balance	$ 3,298,610	$ 1,618,854	$ 438,197	$ 6,980,951	$ 6,980,951	$ 6,980,951	$ 6,980,951
Number of shares issued	0	0	0	0	0	0
Weighted average exercise price issued	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value issued	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of shares canceled	0	0	0	0	0	0
Weighted average exercise price canceled	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value canceled	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of shares exercised		10,521	0	0	0	0
Weighted average exercise price exercised	$ 0	$ 0.45	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value exercised	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of shares at ending balance	339,673	339,673	350,194	284,461	284,461	284,461	350,194	284,461
Weighted average exercise price at ending balance	$ 2.20	$ 2.20	$ 2.15	$ 0.45	$ 0.45	$ 0.45	$ 2.15	$ 0.45
Aggregate intrinsic value at ending balance	$ 3,038,367	$ 3,298,610	$ 1,618,854	$ 6,980,951	$ 6,980,951	$ 6,980,951	$ 438,197	$ 6,980,951
Number of shares Exercisable	329,740
Number of shares Exercisable per shares	$ 2.20
Weighted average remaining contractual term Exercisable	5 years 11 months 8 days
Aggregate intrinsic value Exercisable	$ 3,047,342